CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Revenues		¥ 108,783	$ 308,395	$ 2,446,941	$ 2,077,516
Gross profit (loss)		(185,812)	613,439	(31,843)	1,834,044
Provision for (reversal of provisions) for doubtful accounts	$ 1,361,656	797,760	726,294	20,460,667	6,880,008
Total operating expenses		(450,993)	$ 3,081,197	$ 24,036,140	$ 11,257,753
As Previously Reported
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Revenues		1,470,439
Gross profit (loss)		1,175,844
Provision for (reversal of provisions) for doubtful accounts		(563,896)
Total operating expenses		(1,812,649)
Adjustment
CORRECTION OF PREVIOUSLY ISSUED MISSTATED UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Revenues		(1,361,656)
Gross profit (loss)		(1,361,656)
Provision for (reversal of provisions) for doubtful accounts		1,361,656
Total operating expenses		¥ 1,361,656